Related party transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Related Party [Abstract]
Salaries and benefits	$ 3,538	$ 4,689
Share-based compensation	3,638	4,318
Compensation expense	$ 7,176	$ 9,007